Fair value of financial instruments	9 Months Ended	12 Months Ended
	Oct. 31, 2013	Jan. 31, 2013
Fair value of financial instruments [Text Block]

NOTE 5 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities, which represent Level 3 input. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At October 31, 2013 and January 31, 2013 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. We used the following assumptions to estimate the fair value of the warrant liability at October 31, 2013 and January 31, 2013:

	Expected	Expected dividend	Expected	Risk-free interest
Description	volatility	yield	term	rate
Warrant liability at October 31, 2013	208.00%	0%	2.75	0.57%
Warrant liability at January 31, 2013	99.80%	0%	3.59 years	0.65%

Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	October 31, 2013	(Level 1)	(Level 2)	(Level 3)
Warrant liability	$45,840	-	-	$45,840

Fair value measurements using
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2013	$15,112
Total (gains) or losses	30,728
Purchases, issuances and	-
Transfers in or out of Level	-
Balance, October 31, 2013	$45,840

NOTE 13 – Fair value of financial instruments

Our financial instruments consist of cash and cash equivalents, accounts payable, accrued liabilities, convertible notes payable, notes payable, and warrant liability. It is management's opinion that we are not exposed to significant interest, currency or credit risks arising from these financial instruments. With the exception of the warrant liability, the fair value of these financial instruments approximates their carrying values based on their short maturities or for long-term debt based on borrowing rates currently available to us for loans with similar terms and maturities. Gains and losses recognized on changes in estimated fair value of the warrant liability are reported in other income (expense) as gain (loss) on change in fair value.

We estimate the fair value of the warrant liability using level 3 inputs and the Black-Scholes valuation model. We use historical volatility as a method to estimate expected volatility. At January 31, 2012 we had 622,138 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any issuance priced lower than $0.02 per common share. At January 31, 2013 and 2012 we had 2,500,000 whole share purchase warrants outstanding that contain a full ratchet down anti-dilution provision which is triggered if we enter into any lower priced issuance than $0.0264 per common share. As a result of these provisions, these warrants are not considered indexed to our common stock and are classified as liabilities under ASC 815. We used the following assumptions to estimate the fair value of the warranty liability at January 31, 2013 and 2012:

		Expected dividend		Risk-free interest
Description	Expected volatility	yield	Expected term	rate
Warrant liability at January 31, 2013	99.8%	0%	3.59 years	0.65%
Warrant liability at January 31, 2012	127.6%	0%	4.59 years	0.71%

		Fair value measurements at reporting date using:
		Quoted prices in		Significant
		active markets for	Significant other	unobservable
		identical liabilities	observable inputs	inputs
Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
Warrant liability at January 31, 2013	$15,112	-	-	$15,112
Warrant liability at January 31, 2012	$53,948	-	-	$53,948

Fair value measurements using significant
unobservable inputs (Level 3):
Description	Warrant liability
Balance, January 31, 2011	$-
Total (gains) or losses	(18,428)
Purchases, issuances and settlements	72,376
Transfers in or out of Level 3	-
Balance, January 31, 2012	$53,948
Total (gains) or losses	(38,836)
Purchases, issuances and settlements	-
Transfers in or out of Level 3	-
Balance, January 31, 2013	$15,112